Segmented Information (Details)	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD
Segment Reporting Information [Line Items]
Revenues	CAD 12,611,000,000	CAD 12,134,000,000	CAD 10,575,000,000
Net income	3,538,000,000	3,167,000,000	CAD 2,612,000,000
Property Plant and Equipment Net	CAD 32,624,000,000	CAD 28,514,000,000
Number of operating segments	1
Approximate percentage of the Company's freight revenues from national accounts (in hundredths)	95.00%
Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration of risk (as a percent)	3.00%	2.00%	2.00%
Customer Concentration Risk [Member] | Major Customer Accounted For More Than 10 Percent Of Total Revenue [Member]
Segment Reporting Information [Line Items]
Concentration of risk (as a percent)	0.00%	0.00%	0.00%
Canada [Member]
Segment Reporting Information [Line Items]
Revenues	CAD 8,283,000,000	CAD 8,108,000,000	CAD 7,149,000,000
Net income	2,469,000,000	2,249,000,000	1,762,000,000
Property Plant and Equipment Net	16,737,000,000	15,798,000,000
U.S. [Member]
Segment Reporting Information [Line Items]
Revenues	4,328,000,000	4,026,000,000	3,426,000,000
Net income	1,069,000,000	918,000,000	CAD 850,000,000
Property Plant and Equipment Net	CAD 15,887,000,000	CAD 12,716,000,000